CONVERTIBLE DEBT	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
CONVERTIBLE DEBT
CONVERTIBLE DEBT

NOTE 8 - CONVERTIBLE DEBT

On August 31, 2022 the Company entered into an agreement with an unrelated third party for convertible debentures totaling $1,500,000. The first $500,000 was paid at closing with the second $500,000 paid on September 20, 2022, upon filing of an S-1 Registration, and the third $500,000 paid on September 27, 2022, upon the S-1 becoming effective. Each debenture matures one year from date of issuance. The interest rate for each debenture is six percent (6%) per annum and the Debenture may be converted at the lesser of $0.30 per share or eighty percent (80%) of the lowest VWAP of the Company’s common stock for ten consecutive trading days immediately prior to the conversion date and carried an original discount of 3% of the debenture face value. The Company also issued a warrant to purchase 750,000 shares of the Company’s common stock for a period of two years, expiring on August 30, 2024, at an exercise price of $0.60 per share. As part of the agreement the Company filed an S-1 registration statement registering the underlying common shares for the debenture conversion and the warrants.

The initial derivatives were calculated for each debenture as follows:

1. Debenture 1- risk free interest of 3.50%, volatility of 137% and expected life of 1.00 years

2. Debenture 2- risk free interest of 4.03%, volatility of 140% and expected life of 1.00 years

3. Debenture 3- risk free interest of 3.98%, volatility of 141% and expected life of 1.00 years

During the nine months ended December 31, 2023, the Company issued to the note holder 8,205,263 shares of common stock for the conversion of $300,000 of the convertible notes plus $17,556 of accrued interest.

On June 29, 2023 the Company signed a redemption agreement, amended on August 31, 2023, with the debentures owner pertaining to the outstanding principal balance of $400,000. Under the terms of the agreement the Company paid the debenture owner $50,000 on August 24, 2023. The terms of the agreement requires principal payments of $50,000, which was made before September 30, 2023, $50,000 to be paid on or before October 31, 2023 and the balance of $250,000 on or before December 31, 2023. The debenture owner has agreed not to convert any of the principal or interest to common stock through December 31, 2023 and if the terms of the agreement are met will forgive any interest on the outstanding amounts of the debentures. On October 30, 2023 ,the Company paid $50,000 against the note outstanding per the settlement agreement leaving a balance due on December 31, 2023 of $250,000. On December 15, 2023 the balance of the note of $250,000 was paid in full.

On September 2, 2022 the Company entered into an agreement with an unrelated third party for convertible debentures totaling $500,000. The first $250,000 was advanced to the Company at closing with the second $250,000 to be paid to the Company upon the S-1 becoming effective (note next paragraph below). Each debenture matures one year from date of issuance. The interest rate for each debenture is six percent (6%) per annum and the Debenture may be converted at the lesser of $0.30 per share or eighty percent (80%) of the lowest VWAP of the Company’s common stock for ten consecutive trading days immediately prior to the conversion date and carried an original discount of 3% of the debenture face value. The Company also issued a warrant to purchase 250,000 shares of the Company’s common stock for a period of two years, expiring on August 30, 2024, at an exercise price of $0.60 per share. As part of the agreement the Company filed an S-1 registration statement registering the underlying common shares for the debenture conversion and the warrants. The initial derivative was calculated using risk free interest of 3.47%, volatility of 137% and expected life of 1 year. During the nine months ended December 31, 2023, the Company issued to the note holder 1,331,919 shares of common stock for the conversion of $45,000 of the convertible note plus $5,240 of accrued interest leaving a note balance of $5,000 plus accrued interest. On October 23, 2023, the Company paid $5,000 against the outstanding convertible notes payable and the interest was forgiven, leaving a balance due of zero.

On December 1, 2023 the Company issued an amended convertible debenture to an unrelated third party under the agreement dated September 2, 2022 (noted in the paragraph above), totaling $250,000 The debenture had an original discount of 10% with no accrued interest and matures on May 30, 2024. The note is convertible into common stock of the Company at the rate of $0.10 per share. On December 6, 2023, the note holder converted $125,000 of the note into 1,250,000 shares of common stock of the Company. As of December 31, 2023, the outstanding balance of the note was $125,000.

During the nine months ended December 31, 2023, the Company issued an aggregate of 10,787,180 shares of common stock with a value of $482,796 for the conversion of $470,000 of convertible note and $22,795 in interest. The conversion of the shares plus the principal payment noted above leaves a balance due of $125,000 in convertible notes plus accrued interest.

NOTE 10 – CONVERTIBLE DEBT

On May 7, 2020, The Company issued an 8% $50,000 one year convertible note. The note was convertible into common stock at the lesser of $0.20 per share or 80% of the lowest closing bid five days prior to conversion.

On July 7, 2020, $50,000 of the one year convertible note payable was converted into 50,000 shares of series A preferred.

On October 28, 2020, the Company issued a $138,000 convertible note with an OID of $10,000. The note matures on October 28, 2021 and bears interest at 10% per annum. After 180 days the note may be converted into common stock of the Company at $0.04 per share or a 30% discount to the VWAP during the 20 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 212% and expected life of .50 years. On April 20, 2021, note was paid with the principal of $138,000, accrued interest of $6,805 and financing costs of $41,400.

On November 11, 2020, the Company issued a $82,500 convertible note with an OID of $7,500. The note matures on October 28,2021 with a fixed interest of 10%. After 180 days the note may be converted into common stock of the Company at a 35% discount to the lowest trading price during the 20 days prior to conversion. On April 22, 2021, the note was paid consisting of principal of $82,500, accrued interest of $8,250 and finance costs of $24,750.

On February 16, 2021, the Company issued a $100,000 convertible note with an OID of $5,000. The note matures on February 16, 2022, and bears fixed interest of 10%. After 180 days the note may be converted into common stock of the Company at a 30% discount to the lowest trading price during the 15 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 213% and expected life of 1.00 years. On August 16, 2021, the note was paid consisting of principal of $100,000, accrued interest of $5,000 and financing costs off $35,000.

On August 10, 2021, the Company issued a $200,000 convertible note. The note matures on February 10, 2022, and bears fixed interest of 10%. Within 180 days of issuance the note may be repaid at an escalating premium up to 125% of the face value of the note. After 180 days the note may be converted into common stock of the Company at $0.06 per share or a 25% discount to the lowest trading price during the 10 days prior to conversion. The initial derivative was calculated using risk free interest of .05%, volatility of 132% and expected life of 0.50 years. On March 28, 2022, the Note was paid consisting of $200,000 in principal, accrued interest of $997,260 and financing costs of $50,000.

On April 7, 2022, the Company issued a $275,000 convertible note with an OID of $25,000. The note matures on March 29, 2023, bears fixed interest of 8% plus contains a most favored nations statement. Within 180 days of issuance, the note may be repaid at a premium of 115% of the face value of the note and 150% of the unconverted balance of the note after 180 days and prior to maturity. After 180 days the note may be converted into common stock of the Company at $0.075 per share or a 20% discount to the lowest VWAP (Volume- Weighted Average Pricing) price during the 10 days prior to conversion. The initial derivative was calculated using risk free interest of .05%, volatility of 132% and expected life of 0.50 years. On September 9, 2022 the note was paid with the note principal of $275,000, interest of $9,162 and premium of $42,624 for a total of  $326,786.

On August 31, 2022 the Company entered into an agreement with an unrelated third party for convertible debentures totaling $1,500,000.  The first  $500,000 was  paid at closing with the second $500,000 paid on September 20, 2022, upon filing of an S-1 Registration, and the third $500,000 paid on September 27, 2022, upon the S-1 becoming effective.  Each debenture matures one year from date of issuance.  The interest rate for each debenture is six percent (6%) per annum and the Debenture may be converted at the lesser of $0.30 per share or eighty percent (80%) of the lowest VWAP of the Company’s common stock for ten consecutive trading days immediately prior to the conversion date and carried an original discount of 3% of the debenture face value. The Company also issued a warrant to purchase 750,000 shares of the Company’s common stock for a period of two years, expiring on August 30, 2024, at an exercise price of $0.60 per share.  As part of the agreement the Company filed an S-1 registration statement registering the underlying common shares for the debenture conversion and the warrants.

The initial derivatives were calculated for each debenture as follows:

1.	Debenture 1- risk free interest of 3.50%, volatility of 137% and expected life of 1.00 years
2.	Debenture 2- risk free interest of 4.03%, volatility of 140% and expected life of 1.00 years
3.	Debenture 3- risk free interest of 3.98%, volatility of 141% and expected life of 1.00 years

During the period ended March 31, 2023, the Company issued 9,539,197 shares of common stock with a value of $823,975 for the conversion of $800,000 of convertible note and $23,975 in interest, leaving a balance due of $700,000 of convertible notes plus accrued interest.

On September 2, 2022 the Company entered into an agreement with an unrelated third party for convertible debentures totaling $500,000.  The first  $250,000 was  paid at closing with the second $250,000 to be paid  upon the S-1 becoming effective. Each debenture matures one year from date of issuance.  The interest rate for each debenture is six percent (6%) per annum and the Debenture may be converted at the lesser of $0.30 per share or eighty percent (80%) of the lowest VWAP of the Company’s common stock for ten consecutive trading days immediately prior to the conversion date and carried an original discount of 3% of the debenture face value. The Company also issued a warrant to purchase 250,000 shares of the Company’s common stock for a period of two years, expiring on August 30, 2024, at an exercise price of $0.60 per share.  As part of the agreement the Company filed an S-1 registration statement registering the underlying common shares for the debenture conversion and the warrants. The initial derivative was calculated using risk free interest of 3.47%, volatility of 137% and expected life of 1 year. As of March 31, 2023 the funds  for the second debenture had not been received. During the year ended March 31, 2023, the Company issued 1,858,862 shares of common stock for the conversion of $200,000 of the convertible note leaving a balance of $50,000 plus accrued interest.  As of March 31, 2023 the second $250,00 had not been paid to the Company.